Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 4,030	$ 3,707
Tax authority and other institutions	57	347
Estimated accrual for a certain batch production incident	1,726	1,726
Derivative liabilities	35
Accrued expenses	2,316	1,274
Revenue Earnout payables (please refer to Note 6)		1,962
Other	131	114
Other current liabilities	$ 8,295	$ 9,130